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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Trigran Investments, Inc.
                 -------------------------------
   Address:      630 Dundee Road, Suite 230
                 -------------------------------
                 Northbrook, IL 60062
                 -------------------------------

Form 13F File Number: 028-11692
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Lawrence A. Oberman
         -------------------------------
Title:   Executive Vice President
         -------------------------------
Phone:   (847) 656-1640
         -------------------------------

Signature, Place, and Date of Signing:

       s/ Lawrence A. Oberman           Northbrook, IL      5/12/11
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        --------------------

Form 13F Information Table Entry Total:          44
                                        --------------------

Form 13F Information Table Value Total:        188,512
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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
           COLUMN 1          COLUMN 2  COLUMN 3    COLUMN 4   COLUMN 5               COLUMN 6             COLUMN 8

                             TITLE OF              VALUE      SHRS OR   SH/  PUT/  INVESTMENT      VOTING AUTHORITY
       NAME OF ISSUER          CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISCRETION     SOLE    SHARED  NONE
       --------------          -----     -----    --------    -------   ---  ----  ----------     ----    ------  ----
ACCELRYS INC                    COM    00430U103     15,697  1,962,146  SH            SOLE     1,962,146     0      0
ACCELRYS INC                    COM    00430U103        525     65,673  SH           OTHER        65,673     0      0
AMBASSADORS GROUP INC           COM    023177108      5,587    510,271  SH            SOLE       510,271     0      0
AMBASSADORS GROUP INC           COM    023177108        172     15,682  SH           OTHER        15,682     0      0
ANGIODYNAMICS INC               COM    03475V101     11,533    762,742  SH            SOLE       762,742     0      0
ANGIODYNAMICS INC               COM    03475V101        347     22,931  SH           OTHER        22,931     0      0
BALCHEM CORP                    COM    057665200     19,650    523,734  SH            SOLE       523,734     0      0
BALCHEM CORP                    COM    057665200        586     15,625  SH           OTHER        15,625     0      0
BERKSHIRE HATHAWAY INC DEL   CL B NEW  084670702      2,647     31,650  SH            SOLE        31,650     0      0
BERKSHIRE HATHAWAY INC DEL   CL B NEW  084670702        107      1,275  SH           OTHER         1,275     0      0
CALLIDUS SOFTWARE INC           COM    13123E500      1,262    183,646  SH            SOLE       183,646     0      0
CALLIDUS SOFTWARE INC           COM    13123E500         37      5,400  SH           OTHER         5,400     0      0
CARDIONET INC                   COM    14159L103      3,701    772,728  SH            SOLE       772,728     0      0
CARDIONET INC                   COM    14159L103        107     22,400  SH           OTHER        22,400     0      0
KMG CHEMICALS INC               COM    482564101        298     15,137  SH            SOLE        15,137     0      0
KMG CHEMICALS INC               COM    482564101          4        200  SH           OTHER           200     0      0
KENSEY NASH CORP                COM    490057106      1,490     59,827  SH            SOLE        59,827     0      0
KENSEY NASH CORP                COM    490057106         35      1,400  SH           OTHER         1,400     0      0
LIQUIDITY SERVICES INC          COM    53635B107     23,553  1,318,774  SH            SOLE     1,318,774     0      0
LIQUIDITY SERVICES INC          COM    53635B107        682     38,200  SH           OTHER        38,200     0      0
MKS INSTRUMENT INC              COM    55306N104      5,121    153,790  SH            SOLE       153,790     0      0
MKS INSTRUMENT INC              COM    55306N104        203      6,100  SH           OTHER         6,100     0      0
MERCURY COMPUTER SYS            COM    589378108      1,219     57,622  SH            SOLE        57,622     0      0
MERCURY COMPUTER SYS            COM    589378108         28      1,300  SH           OTHER         1,300     0      0
NVE CORP                      COM NEW  629445206     21,579    383,016  SH            SOLE       383,016     0      0
NVE CORP                      COM NEW  629445206        693     12,300  SH           OTHER        12,300     0      0
ORION MARINE GROUP INC          COM    68628V308      6,657    619,812  SH            SOLE       619,812     0      0
ORION MARINE GROUP INC          COM    68628V308        204     19,000  SH           OTHER        19,000     0      0
PURECYCLE CORP                COM NEW  746228303      8,146  2,094,165  SH            SOLE     2,094,165     0      0
PURECYCLE CORP                COM NEW  746228303        178     45,805  SH           OTHER        45,805     0      0
REPLIGEN CORP                   COM    759916109      3,136    838,472  SH            SOLE       838,472     0      0
REPLIGEN CORP                   COM    759916109         98     26,168  SH           OTHER        26,168     0      0
RIMAGE CORP                     COM    766721104        773     47,879  SH            SOLE        47,879     0      0
RIMAGE CORP                     COM    766721104         19      1,200  SH           OTHER         1,200     0      0
SCIENTIFIC LEARNING CORP        COM    808760102     15,952  5,132,555  SH            SOLE     5,132,555     0      0
SCIENTIFIC LEARNING CORP        COM    808760102        144     46,355  SH           OTHER        46,355     0      0
SURMODICS INC                   COM    868873100      8,054    644,326  SH            SOLE       644,326     0      0
SURMODICS INC                   COM    868873100        315     25,161  SH           OTHER        25,161     0      0
TESSERA TECHNOLOGIES INC        COM    88164L100      3,250    177,986  SH            SOLE       177,986     0      0
TESSERA TECHNOLOGIES INC        COM    88164L100         87      4,750  SH           OTHER         4,750     0      0
UNIVERSAL TECHNICAL INST INC    COM    913915104     11,730    603,088  SH            SOLE       603,088     0      0
UNIVERSAL TECHNICAL INST INC    COM    913915104        401     20,629  SH           OTHER        20,629     0      0
WEBSENSE INC                    COM    947684106     12,090    526,338  SH            SOLE       526,338     0      0
WEBSENSE INC                    COM    947684106        415     18,050  SH           OTHER        18,050     0      0